Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Registrant Name	Forum Real Estate Income Fund
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001857314
Document Period End Date	Jun. 30, 2023